UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07096
______________________________________________

Investment Grade Municipal Income Fund Inc.
______________________________________________________________________________
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028
______________________________________________________________________________
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-713 3000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2009

Item 1. Schedule of Investments

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—160.88%
Alabama — 3.51%
Alabama Public School & College Authority Capital Improvement
5.000%, due 12/01/24	Aa2	AA	5,000,000	5,271,000

Alaska — 2.01%
Alaska International Airports Revenue Refunding-Series A (NATL-RE Insured)
5.000%, due 10/01/19[1]	Aa3	A	1,000,000	1,010,770
5.000%, due 10/01/20[1]	Aa3	A	1,000,000	1,008,930
5.000%, due 10/01/21[1]	Aa3	A	1,000,000	1,002,480

				3,022,180

Arizona — 1.72%
Arizona State Transportation Board Highway Revenue-Series B
5.250%, due 07/01/18	Aa1	AAA	2,380,000	2,581,062

California — 18.99%
California Educational Facilities Authority Revenue Refunding-Pepperdine University-Series A (NATL-RE-FGIC Insured)
5.000%, due 09/01/33	Aa3	A	3,350,000	3,345,142
California Health Facilities Financing Authority Revenue-Kaiser Permanente-Series A
5.250%, due 04/01/39	NR	A+	5,000,000	4,694,550
Los Angeles Water & Power Revenue Power System-Series A, Subseries A-2 (NATL-RE Insured)
5.000%, due 07/01/27	Aa3	AA-	5,000,000	5,159,450
Sacramento County Sanitation District Financing Authority Revenue Refunding (AMBAC Insured)
5.000%, due 12/01/27	Aa3	AA	8,000,000	8,123,040
San Francisco City & County Public Utilities Commission Water Revenue-Series A (NATL-RE Insured)
5.000%, due 11/01/25	A1	AA-	2,000,000	2,045,960
University of California Revenue-Series A (AMBAC Insured)
5.000%, due 05/15/28	Aa1	AA	5,000,000	5,159,250

				28,527,392

Colorado — 4.79%
Colorado Health Facilities Authority Revenue-Adventist Health-Series E
(Pre-refunded with US Government Obligations to 11/15/16 @ 100)
5.125%, due 11/15/18	A1	A+	160,000	188,298
5.125%, due 11/15/19	A1	A+	160,000	188,298
Colorado Health Facilities Authority Revenue-Unrefunded
Balance-Adventist-Series E
5.125%, due 11/15/18	A1	A+	2,840,000	2,979,699
5.125%, due 11/15/19	A1	A+	2,840,000	2,955,702
University of Colorado Participation Interests
6.000%, due 12/01/13	NR	A+	853,141	884,502

				7,196,499

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Florida — 4.60%
Florida State Board of Education Lottery Revenue-Series B (BHAC-CR, NATL-RE Insured)
5.000%, due 07/01/26[2,3]	Aa1	AAA	3,905,000	4,167,640
Miami-Dade County Aviation Revenue Refunding-Miami International Airport-Series B (XLCA Insured)
5.000%, due 10/01/18[1]	A2	A-	2,700,000	2,745,387

				6,913,027

Illinois — 13.27%
Chicago O’Hare International Airport Revenue-General-Third Lien-Series D (NATL-RE Insured)
5.000%, due 01/01/26[1]	A1	A	8,000,000	7,668,320
Chicago Transit Authority Capital Grant Receipts Revenue Federal Transit Administration Section 5309 (Assured Guaranty Insured)
5.250%, due 06/01/24	Aa3	AAA	1,500,000	1,592,280
Illinois Educational Facilities Authority Revenue Refunding-Augustana College-Series A
5.625%, due 10/01/22	Baa1	NR	1,200,000	1,218,024
Illinois Finance Authority Revenue-University of Chicago-Series A
5.000%, due 07/01/34	Aa1	AA	6,000,000	6,103,860
Illinois Municipal Electric Agency Power Supply-Series A (NATL-RE-FGIC Insured)
5.250%, due 02/01/17	A1	A+	3,000,000	3,355,080

				19,937,564

Indiana — 5.29%
Indiana Health & Educational Facilities Financing Authority Hospital Revenue Refunding-Clarian Health Obligation Group-Series B
5.000%, due 02/15/21	A2	A+	4,000,000	3,976,200
Indianapolis Airport Authority Revenue Refunding-Special Facilities-FedEx Corp. Project
5.100%, due 01/15/17[1]	Baa2	BBB	4,000,000	3,974,240

				7,950,440

Kentucky — 1.41%
Kenton County Airport Board Airport Revenue-Cincinnati/Northern Kentucky-Series B (NATL-RE Insured)
5.500%, due 03/01/18[1]	A3	A	2,080,000	2,119,645

Massachusetts — 3.95%
Massachusetts Health & Educational Facilities Authority Revenue-Harvard University-Series DD
5.000%, due 07/15/35	Aaa	AAA	5,000,000	5,070,100
Massachusetts Port Authority Revenue-US Airways Project (NATL-RE Insured)
6.000%, due 09/01/21[1]	Baa1	A	1,000,000	860,180

				5,930,280

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
Michigan — 7.57%
Detroit Sewer Disposal Revenue Refunding-Senior Lien-Series C (AGM Insured)
7.000%, due 07/01/27	Aa3e	AAAe	3,000,000	3,448,140
Michigan State Hospital Finance Authority Revenue Refunding-Trinity Health Credit Group-Series D
5.000%, due 08/15/25	Aa2	AA	5,000,000	5,004,550
Michigan State Hospital Finance Authority Revenue-Trinity Health Credit Group-Series A
5.000%, due 12/01/26	Aa2	AA	2,930,000	2,923,261

				11,375,951

Minnesota — 1.01%
Shakopee Health Care Facilities Revenue-Saint Francis Regional Medical Center
5.000%, due 09/01/17	NR	BBB	1,500,000	1,513,560

New Jersey — 7.18%
New Jersey Transportation Trust Fund Authority Transportation System-Series A
5.250%, due 12/15/20	A1	AA-	5,000,000	5,570,150
Newark Housing Authority Housing Revenue-South Ward Police Facility (Assured Guaranty Insured)
6.750%, due 12/01/38	Aa3	NR	1,850,000	2,083,636
Tobacco Settlement Financing Corp.-Series 1-A
4.500%, due 06/01/23	Baa3	BBB	3,365,000	3,127,061

				10,780,847

New York — 12.25%
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project
5.500%, due 01/01/15[1]	A3	BBB+	2,000,000	2,111,560
New York City Industrial Development Agency Special Facilities Revenue-Terminal One Group Association Project (Mandatory Put 01/01/16 @ 100)
5.500%, due 01/01/17[1,4]	A3	BBB+	2,750,000	2,844,985
5.500%, due 01/01/18[1,4]	A3	BBB+	3,250,000	3,329,950
Triborough Bridge & Tunnel Authority Revenue Refunding-Series B
5.250%, due 11/15/19	Aa2	AA-	3,140,000	3,432,428
Triborough Bridge & Tunnel Authority Revenue-Subordinate Bonds
5.250%, due 11/15/30	Aa3	A+	6,400,000	6,679,360

				18,398,283

North Carolina — 8.76%
North Carolina Capital Facilities Finance Agency Revenue-Duke University Project-Series B
5.000%, due 10/01/38	Aa1	AA+	4,100,000	4,345,795
North Carolina Eastern Municipal Power Agency Power System Revenue-Series A (Escrowed to Maturity)
6.400%, due 01/01/21	Baa1	AAA	3,065,000	3,805,198

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(continued)
North Carolina—(concluded)
North Carolina Medical Care Commission Health Care Facilities Revenue-Novant Health Obligation Group
5.000%, due 11/01/34	A1	A+	5,000,000	5,011,150

				13,162,143

Ohio — 10.99%
Buckeye Tobacco Settlement Financing Authority Asset-Backed Senior Turbo-Series A-2
5.125%, due 06/01/24	Baa3	BBB	8,955,000	8,045,709
Ohio State Water Development Authority Water Pollution Control Revenue-Water Quality
5.000%, due 06/01/24[2,3]	Aaa	AAA	8,000,000	8,460,720

				16,506,429

Pennsylvania — 1.78%
Susquehanna Area Regional Airport Authority Airport System Revenue-Subseries D
5.375%, due 01/01/18	Ba1	NR	3,000,000	2,671,230

Puerto Rico — 4.43%
Puerto Rico Commonwealth Highway & Transportation Authority Revenue Refunding-Series N
5.500%, due 07/01/22	Baa3	BBB	3,000,000	3,010,770
Puerto Rico Housing Finance Authority Capital Fund Program-Unrefunded Balance (HUD Insured)
5.000%, due 12/01/18	Aa3	AA+	1,030,000	1,057,038
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue-Subseries A
6.000%, due 08/01/42	A2	A+	2,500,000	2,590,125

				6,657,933

South Carolina — 7.65%
Charleston Educational Excellence Financing Corp. Revenue-Charleston County School District Project
5.000%, due 12/01/24	A1	AA-	5,000,000	5,207,900
Greenville County School District Installment Purchase Refunding-Building Equity Sooner-Series AGC
5.000%, due 12/01/24	Aa3	AA	5,000,000	5,189,150
Greenville Waterworks Revenue
5.250%, due 02/01/20	Aa1	AAA	1,000,000	1,100,190

				11,497,240

South Daktota — 0.35%
Standing Rock New Public Housing
6.000%, due 08/07/13[5]	NR	NR	570,741	520,362

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Long-term municipal bonds—(concluded)
Tennessee — 0.67%
Memphis-Shelby County Airport Authority Airport Revenue-Series D (AMBAC Insured)
6.000%, due 03/01/24[1]	A2	A-	1,000,000	1,011,750

Texas — 21.38%
Coastal Bend Health Facilities Development Corp.-Incarnate Word Health System-Series A (Escrowed to Maturity) (AMBAC Insured)
6.300%, due 01/01/17	NR	NR	3,065,000	3,541,393
Harris County Texas Lease
6.750%, due 05/01/20[6]	NR	NR	5,439,564	5,175,202
Houston Community College System Participation Interests (Pre-refunded with cash to 07/01/12 @ 100)
7.875%, due 06/15/25[6]	NR	NR	3,007,095	3,499,206
Irving Certificates of Obligation-Hotel Occupancy
5.000%, due 08/15/39	Aaa	AAA	3,935,000	4,143,870
Lower Colorado River Authority Transmission Contract Revenue-LCRA Transmission Services Corp. Project B (AGM Insured)
5.250%, due 05/15/20	Aa3	AAA	1,485,000	1,587,866
San Antonio Electric & Gas Systems
5.000%, due 02/01/24[2,3]	Aa1	AA	4,590,000	4,970,282
San Antonio Electric & Gas Systems-Series A
5.000%, due 02/01/25	Aa1	AA	1,810,000	1,917,749
San Leanna Educational Facilities Corp. Higher Educational Revenue Refunding-Saint Edwards University Project
5.000%, due 06/01/18	Baa2	BBB+	2,000,000	2,058,700
Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding-Texas Health Resources-Series A
5.000%, due 02/15/19	Aa3	AA-	5,000,000	5,218,750

				32,113,018

Washington — 15.16%
Chelan County Public Utility District No. 001 Consolidated Revenue Refunding-Chelan Hydropower-Series A (NATL-RE Insured)
6.050%, due 07/01/32[1]	Aa2	AA	4,225,000	4,406,886
Energy Northwest Electric Revenue Refunding-Columbia Station-Series A
5.000%, due 07/01/23	Aaa	AA	7,000,000	7,555,030
Washington State Motor Vehicle Fuel Tax-Series B
5.000%, due 07/01/26[2,3]	Aa1	AA+	10,000,000	10,803,900

				22,765,816

Wisconsin — 2.16%
Wisconsin State General Revenue-Series A
5.750%, due 05/01/33	A1	AA-	3,000,000	3,240,270

Total long-term municipal bonds (cost — $241,876,947)				241,663,921

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2009 (unaudited)

	Moody’s	S&P	Face
Security description	rating	rating	amount ($)	Value ($)

Short-term municipal notes—3.40%
Alaska — 0.47%
Valdez Marine Terminal Revenue Refunding (BP Pipelines, Inc. Project)-Series A
0.180%, due 01/04/10[7]	VMIG1	A-1+	700,000	700,000

Colorado — 0.47%
Colorado Educational & Cultural Facilities Authority Revenue (National Jewish Federation Board Program)-Series C-6
0.230%, due 01/04/10[7]	VMIG1	NR	700,000	700,000

Illinois — 2.06%
Illinois Development Finance Authority Revenue-Evanston Northwestern-Series C
0.180%, due 01/04/10[7]	VMIG1	A-1+e	3,100,000	3,100,000

Texas — 0.40%
Harris County Cultural Education Facilities Finance Corp. Revenue (YMCA of Greater Houston)-Series C
0.230%, due 01/04/10[7]	VMIG1	NR	600,000	600,000

Total short-term municipal notes (cost — $5,100,000)				5,100,000

Total investments (cost — $246,976,947)[8] — 164.28%				246,763,921

Liabilities in excess of other assets — (11.02)%				(16,550,218)

Liquidation value of auction preferred shares — (53.26)%				(80,000,000)

Net assets applicable to common shareholders — 100.00%				150,213,703

Aggregate cost for federal income tax purposes was $227,132,646; and net unrealized depreciation consisted of:

Gross unrealized appreciation	4,877,243
Gross unrealized depreciation	(5,110,968)

Net unrealized depreciation	(233,725)

The difference between book-basis and tax-basis unrealized appreciation/depreciation of investments is attributable to the tax treatment of certain tender option bond transactions.

1	Security subject to Alternative Minimum Tax.

2
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 18.91% of net assets applicable to common shareholders as of December 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

3
Security represents underlying bond transferred to a special-purpose entity established in a tender option bond transaction in which the Fund acquired the inverse floater. These securities serve as collateral in a financing transaction. As of December 31, 2009, the aggregate principal amount of the inverse floaters and the floating rate notes are $6,630,000 and $19,865,000, respectively.

4	Floating rate security. The interest rate shown is the current rate as of December 31, 2009.

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2009 (unaudited)

5
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security, which represents 0.35% of net assets applicable to common shareholders as of December 31, 2009, is considered illiquid and restricted (See table below for more information).

Acquisition
			cost as a		Value as a
Illiquid and	Acquisition	Acquisition	percentage of common	Value at	percentage of common
restricted security	date	cost ($)	net assets (%)	12/31/2009 ($)	net assets (%)

Standing Rock New Public Housing
6.000%, due 08/07/13	08/08/02	570,741	0.38	520,362	0.35

6	The securities detailed in the table below are considered illiquid and restricted and represent 5.78% of net assets applicable to common shareholders as of December 31, 2009.

			Acquisition
			cost as a		Value as a
Illiquid and	Acquisition	Acquisition	percentage of common	Value at	percentage of common
restricted securities	dates	cost ($)	net assets (%)	12/31/2009 ($)	net assets (%)

Harris County Texas Lease
6.750%, due 05/01/20	09/07/00	5,439,564	3.62	5,175,202	3.45
Houston Community College System Participation Interests
7.875%, due 06/15/25	04/22/02	3,007,095	2.00	3,499,206	2.33

		8,446,659	5.62	8,674,408	5.78

7	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of December 31, 2009.

8
The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices, official market closing price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities are fair valued. The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity. Securities traded in the over-the-counter market are valued at the last bid price available on the valuation date prior to valuation.

In June 2009, the Financial Accounting Standards Board (“FASB”) established the FASB Accounting Standards CodificationTM (“Codification”) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”). The Codification supersedes existing and nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009.

Investment Grade Municipal Income Fund Inc.
Schedule of investments – December 31, 2009 (unaudited)

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 – Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

The following is a summary of the fair valuations according to the inputs used as of December 31, 2009 in valuing the Fund’s investments:

	Unadjusted
	quoted prices
	in active
	markets for
	identical	Other significant	Unobservable
	investments	observable inputs	inputs
	(Level 1) ($)	(Level 2) ($)	(Level 3) ($)	Total ($)

Long-term municipal bonds	–	241,663,921	–	241,663,921

Short-term municipal notes	–	5,100,000	–	5,100,000

Total	–	246,763,921	–	246,763,921

AGC	Associated General Contractors

AGM	Assured Guaranty Municipal Corporation

AMBAC	American Municipal Bond Assurance Corporation

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

FGIC	Financial Guaranty Insurance Company

HUD	Housing and Urban Development

NATL-RE	National Reinsurance

NR	Not Rated

XLCA	XL Capital Assurance

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated September 30, 2009.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date:	February 26, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	February 26, 2010